Business Combination (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about business combination [abstract]
Summary Of Fair Values Of The Identifiable Assets And Liabilities As At The Date Of Acquisition
Assets acquired and liabilities assumed
The fair values of the identifiable assets and liabilities as at the date of acquisition were:

	For the year ended 31 March 2021		For the year ended 31 March 2019
Particulars	Acquisition of entities which were earlier under joint control	Regent Climate Connect Knowledge Solutions Private Limited	Prathamesh Solarfarms Limited
Acquisition date	1 January 2021	28 August 2020	30 January 2019
Assets
Property plant and equipment	2,559	1	3,199
Intangible assets	1,304	34	88
Right of use assets	38	—	—
Deferred tax assets (net)	—	9	51
Other non-current financial assets	—	0	573
Prepayments - non current	125	—	0
Loans - non current	11	—	—
Other non-current assets	24	—	102
Non current tax assets (net)	—	3	—
Trade receivables	107	6	339
Loans - current	837	—	—
Cash and cash equivalents	46	0	7
Bank balances other than cash and cash equivalent	1	—	—
Prepayments - current	17	—	1
Others current financial assets	36	1	11
Other current assets	4	2	10
Inventories	3	—	—

	5,112	56	4,381

Liabilities
Interest-bearing loans and borrowings - long term	4,072	8	3,255
Long term provisions	21	2	—
Other non-current liabilities	6	—	—
Other non-current financial liabilities	16	—	—
Deferred tax liabilities (net)	64	—	—
Interest-bearing loans and borrowings - short term	—	24	—
Trade payables	152	7	30
Other current financial liabilities	353	2	221
Other current liabilities	—	9	2
Short term provisions	—	0	—

	4,684	52	3,508

Total identifiable net assets at fair value	428	4	873

Non controlling interest in the acquired entity	107	—	—
Acquisition date fair value of previously held equity interest*	507	—	569
Purchase consideration transferred	—	34	732
Goodwill on acquisition	185	30	428

Summary Of Revenue Of Acquiree Profit And Loss Before Tax Of Acquired Entities Since Acquisition Date
From the date of acquisition till the financial year end date, the acquired entities have contributed in revenue and loss / profit before tax as follows:

Particulars	Acquisition of entities which were earlier under joint control	Regent Climate Connect Knowledge Solutions Private Limited	Prathamesh Solarfarms Limited
Revenue	168	26	168
(Loss) / profit before tax	36	(36)	27

Summary Of Revenue And Profit And Loss Before Tax Of Combined Entity As If Combination Occurred At Beginning Of Period

Particulars	For the year ended 31 March 2021	For the year ended 31 March 2019
Revenue	48,715	43,311
(Loss) / profit before tax	(5,180)	3,160

Summary Of Purchase Consideration Cash Flows
Purchase consideration—cash flows

Particulars	Acquisition of entities which were earlier under joint control	Regent Climate Connect Knowledge Solutions Private Limited	Prathamesh Solarfarms Limited
Cash consideration paid	—	34	732
Less: cash balances acquired	(46)	(0)	(7)

Acquisition of subsidiary, net of cash acquired	—	34	726

Cash acquired on acquisition of control in jointly controlled entities	46	—	—